Operating Leases - Summary Of Total Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 1,325	$ 679	$ 2,650	$ 1,359	$ 3,800	$ 2,700
Short-term lease cost	27	0	30	0
Variable lease cost	182	161	353	404
Total lease liabilities	$ 1,534	$ 840	$ 3,033	$ 1,763